Employee benefit obligations - Sensitivity analysis (Details) - Ardagh Group S.A. - Defined benefit plan - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Assumptions and sensitivities
Estimate of contributions expected to be paid in next year	$ 36	$ 39
Discount rates
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	$ 216	$ 256
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ (230)	$ (255)
Rates of inflation
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	$ (96)	$ (98)
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ 91	$ 98
Rates of increase in salaries
Assumptions and sensitivities
Decrease in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to decrease in actuarial assumption	$ (103)	$ (98)
Increase in actuarial assumption (as a percent)	0.50%	0.50%
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ 97	$ 97
Expected longevity
Assumptions and sensitivities
Increase (decrease) in pension obligations due to increase in actuarial assumption	$ 55	$ 66
Increase in actuarial assumption (in years)	1 year	1 year